Note 4 - Property, Plant and Equipment (Details) - Components of Property, Plant and Equipment (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 137,574	$ 132,335		$ 184,750
Less: accumulated depreciation	(14,202)	(3,900)		(89,118)
Property, plant and equipment, net	133,641	136,166	[1]	100,391	[1]
Construction in process	10,269	7,731		4,759
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	27,860	29,946		22,370
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	36,290	38,914		63,979
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	73,424	63,475		98,401
Excluding Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 123,372	$ 128,435		$ 95,632

[1]	Long-lived assets represent property, plant and equipment, net.